Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure

Minimum rental commitments under all noncancelable leases with an initial term in excess of one year as of December 31, 2016 were as follows:

Year ending December 31:	Operating Leases
2017	$750,118
2018	629,923
2019	334,747

Total	$1,714,788